SHAREHOLDERS’ EQUITY (Tables)	12 Months Ended
Dec. 31, 2025
Equity [Abstract]
SCHEDULE OF OPTION ACTIVITY FOR OPTIONS TO EMPLOYEES, OFFICERS AND DIRECTORS

	For the year ended December 31,
	2025			2024			2023
	Amount of options	Weighted average exercise price	Weighted average remaining contractual life	Amount of options	Weighted average exercise price	Weighted average remaining contractual life	Amount of options	Weighted average exercise price (*)	Weighted average remaining contractual life
		$			$			$
Outstanding as of beginning of period	6,018	513.9	6.79	9,877	489.6	6.16	7,907	528.0	8.2
Granted	17,400	15.318	9.91	—	—	—	2,291	444.0	9.75
Exercised	—	—	—	—	—	—	—	—	—
Forfeited or expired	(121)	444.0	—	(3,859)	444.0	—	(321)	444.0	—

Outstanding as of end of period	23,297	141.85	8.88	6,018	513.9	6.79	9,877	489.6	6.16
Exercisable as of end of period	5,469	520.79	5.65	4,571	536.1	6.28	5,246	523.2	4.12

(*)	Regarding repricing during 2022, see Note 7E(4)(e) below.

SCHEDULE OF RSUs ACTIVITY

	For the year ended December 31,
	2024	2025

Unvested at beginning of year	—	87,646
Granted	100,200	153,459
Vested	(7,588)	(72,457)
Forfeited	(4,966)	(10,995)
	87,646	157,653

The weighted average fair values at grant date of RSUs for the years ended December 31, 2025 and December 31, 2024 were $0.41 and $0.53 per share, respectively.

SCHEDULE OF SHARE-BASED PAYMENT EXPENSE RELATED TO OPTIONS

The total share-based payment expense related to shares, options and RSUs granted to employees and service providers comprised, at each period, as follows:

	Year ended December 31,
	2025	2024	2023

Cost of revenues	7	--	—
Other financing expenses	—	152	—
Research and development	537	120	61
General and administrative	916	126	212
Total share-based payment expense	$1,460	$398	$273